UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2017

Item 1. Report to Stockholders.

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress All Cap Opportunity Fund

SEMI-ANNUAL REPORT

June 30, 2017

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1

Sector Allocations	5

Schedules of Investments

Congress Large Cap Growth Fund	6

Congress Mid Cap Growth Fund	8

Congress All Cap Opportunity Fund	10

Statements of Assets and Liabilities	12

Statements of Operations	14

Statements of Changes in Net Assets	16

Financial Highlights	22

Notes to Financial Statements	28

Expense Examples	38

Additional Information	41

Privacy Notice	Inside Back Cover

Semi-Annual Letter to Mutual Fund Shareholders
For the period January 1, 2017 to June 30, 2017

General Market Commentary:

Contradictory forces were at play in the financial markets in the first half of the year. Bonds rallied with the ten-year yield falling to 2.31%, indicating renewed caution. The fall in yields points to concern for our economic vitality. Stock returns, however, imply a more robust view of the future with the S&P 500 Index—up 9.34% for the period—continuing to climb.

Performance varied substantially amongst economic sectors with Technology and Health Care providing the strongest returns. The Technology sector has been bolstered by its large companies, whose growth rates are greater than the economy’s. Meanwhile, long-awaited Health Care reforms have yet to materialize, providing support for the status quo.

The Energy and Telecommunications sectors were negative for the period. Oil prices fell about 10% over the first half of the year, weighing on Energy companies, while large Telecommunications companies experienced a price war among the largest cellular providers.

Performance Highlights:

Large Cap Growth

For the 6-month period, January 1, 2017 to June 30, 2017, the Fund’s Class R and Class I shares returned 12.10% and 12.19%, respectively, compared to 13.99% for the Russell 1000 Growth Index.

Mid Cap Growth

For the 6-month period, January 1, 2017 to June 30, 2017, the Fund’s Class R and Class I shares returned 9.65% and 9.84%, respectively, compared to 11.40% for the Russell Mid-Cap Growth Index.

All Cap Opportunity

For the 6-month period, January 1, 2017 to June 30, 2017, the Fund’s Class R and Class I shares returned 8.00% and 8.09%, respectively, compared to 8.93% for the Russell 3000 Index.

Portfolio Commentary:

Large Cap Growth

The top five stocks for the period were Technology holdings Adobe Systems, Paypal, Electronic Arts, Facebook, and Check Point Software. All of these holdings returned over 25% for the period. Technology stocks represented just over 30% of the portfolio at June 30, 2017.

Two consumer names, McDonald’s and Estee Lauder, were the best-performing non-technology stocks for the period, each returning just over 25%.

O’Reilly Automotive, Acuity Brands, and Chevron were the weakest performers during the period. O’Reilly, an auto parts retailer, reported sub-par first quarter earnings, blaming a mild winter and delayed tax refunds for its slow start to the year. O’Reilly has grown organically by gaining market share and expanding its geographic reach, but that strategy may be challenged as internet retailers try to win market share with lower prices.

Acuity is a lighting company that has faced a few quarters of industry challenges. The company continues to expand and gain market share as energy efficient lighting alternatives become more prevalent in both new and retrofit construction, increasing the company’s foothold.

Oil prices, which were down about 10% for the period, weighed on Chevron’s stock price. Chevron is exiting a period of heightened capital expenditures related to building liquefied natural gas facilities in Australia. This should enable the company to improve its cash flow metrics, even during a period of lower oil prices.

Mid Cap Growth

Eight of the Fund’s holdings returned greater than 25% for the first half of 2017. Still, Fund performance fell short of its benchmark. The Fund’s top performers were representative of a broad spectrum of sectors, including Technology, Consumer Discretionary, Health Care, and Materials.

Security selection within Health Care was strong. Cooper, Mettler-Toledo, and VCA all surged greater than 30%. Cooper, a global medical device company, benefitted from its continued success in the contact lens market. It has consistently expanded its product offerings in a favorable competitive environment. Mettler-Toledo, a global supplier of precision instruments and services, reported strong global growth in its industrial and lab businesses. VCA, an animal Health Care company, surged as it agreed to be acquired at a significant premium.

Security selection within Financials was the biggest challenge to Fund performance, as FactSet Research Systems and Signature Bank underperformed. FactSet, a provider of financial information, struggled as it faced challenges to growth and margins in a competitive market. Signature Bank, a full service commercial bank, fell because of concerns surrounding its taxi medallion business, which has been impacted by ride-hailing services such as Uber and Lyft.

All Cap Opportunity

Two Technology companies and a Health Care company were the top contributors to performance. NVIDIA, which designs and manufactures computer graphics chips, rose 35.74% over the first half of the year following positive and broad-based operating results. Broadcom Limited, a lead supplier of analog and digital semiconductor chips, continued to see strong demand in its end markets. Teleflex Incorporated, a medical device manufacturer, reported excellent revenue growth on a constant currency basis.

Laggards included department store operator, J. C. Penney Company, whose stock fell 21.2% under pressure from declining same-store sales figures. Weaker oil prices weighed heavily on Baker Hughes, Inc., an oilfield services provider.  Industry product manufacturer Carlisle Companies, Inc., also declined following disappointing results, with two of its larger segments reporting lower year-over-year revenues.

Fund performance was largely in-line with its benchmark over the period. Sales of underperforming names continued through the first and second quarters of the year, with replacement names spanning multiple economic sectors. Sales included J.C. Penny, Surgical Care Affiliates, Palo Alto Networks, and General Electric. New purchases included home building material supplier, Builders FirstSource; Technology firm, NCR Corporation; consumer and commercial product supplier, Newell Brands; and global aerospace and defense systems company, Orbital ATK.

We continue to view the Fund’s holdings as complimentary and diverse. Exposure to Consumer Discretionary firms largely includes companies that provide experiential offerings rather than goods for purchase. Technology, Telecommunications, and Real Estate holdings are generally clustered around the proliferation of mobile devices and the ever-growing amount of data consumed by people worldwide.

In Closing:

Thank you for the confidence you place in us and for your investment in the Fund.  We look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	Todd W. Solomon, CFA	John M. Beaver, CFA
Large Cap Growth	Mid Cap Growth	All Cap Opportunity

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000 Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe. The Russell Mid Cap Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe. The Russell 3000 Index measures performance of the largest 3,000 U.S. companies representing approximately 98% of the U.S. Equity Universe. One cannot invest directly in an index.

Cash flow measures the cash-generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedules of Investments in this report.

Congress Funds are distributed by Quasar Distributors, LLC.

CONGRESS FUNDS

SECTOR ALLOCATIONS at June 30, 2017 (Unaudited)

Congress Large Cap Growth Fund

Sector Allocation	Percent of Net Assets
Information Technology	30.6%
Industrials	15.2%
Health Care	13.2%
Consumer Staples	11.7%
Consumer Discretionary	11.3%
Financials	8.1%
Materials	5.0%
Real Estate	2.5%
Energy	1.1%
Cash*	1.3%
Net Assets	100.0%

Congress Mid Cap Growth Fund

Sector Allocation	Percent of Net Assets
Industrials	22.3%
Information Technology	21.6%
Consumer Discretionary	17.4%
Health Care	12.7%
Financials	7.4%
Materials	5.0%
Real Estate	2.4%
Consumer Staples	2.4%
Energy	1.9%
Cash*	6.9%
Net Assets	100.0%

Congress All Cap Opportunity Fund

Sector Allocation	Percent of Net Assets
Information Technology	24.3%
Consumer Discretionary	19.8%
Industrials	19.4%
Health Care	12.8%
Real Estate	8.8%
Financials	4.0%
Telecommunication Services	3.6%
Energy	3.3%
Cash*	4.0%
Net Assets	100.0%

*	Cash Equivalents and Other Assets in Excess of Liabilities.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS: 98.7%

Banks: 1.2%
10,500	SunTrust Banks, Inc.	$595,560

Capital Goods: 12.3%
4,600	Acuity Brands, Inc.	935,088
10,200	Illinois Tool Works, Inc.	1,461,150
4,400	Northrop Grumman
	Corp.	1,129,524
8,700	Rockwell
	Automation, Inc.	1,409,052
5,000	Roper Technologies, Inc.	1,157,650
		6,092,464

Consumer Services: 2.5%
8,000	McDonald’s Corp.	1,225,280

Diversified Financials: 4.5%
7,400	CME Group, Inc.	926,776
20,000	Intercontinental
	Exchange, Inc.	1,318,400
		2,245,176

Energy: 1.1%
5,000	Chevron Corp.	521,650

Food & Staples Retailing: 2.3%
7,000	Costco Wholesale Corp.	1,119,510

Food, Beverage & Tobacco: 2.4%
10,400	PepsiCo, Inc.	1,201,096

Health Care Equipment
& Services: 5.2%
8,500	Stryker Corp.	1,179,630
7,500	UnitedHealth Group, Inc.	1,390,650
		2,570,280

Household & Personal
Products: 7.0%
9,000	The Clorox Co.	1,199,160
15,300	Colgate-Palmolive Co.	1,134,189
11,800	Estée Lauder Companies,
	Inc. - Class A	1,132,564
		3,465,913

Insurance: 2.4%
27,500	The Progressive Corp.	1,212,475

Materials: 5.0%
9,300	Ecolab, Inc.	1,234,575
11,300	PPG Industries, Inc.	1,242,548
		2,477,123

Pharmaceuticals, Biotechnology
& Life Sciences: 8.0%
10,000	Celgene Corp.*	1,298,700
19,900	Merck & Co., Inc.	1,275,391
7,800	Thermo Fisher
	Scientific, Inc.	1,360,866
		3,934,957

Real Estate: 2.5%
12,400	Crown Castle
	International
	Corp. - REIT	1,242,232

Retailing: 8.8%
1,000	Amazon.com, Inc.*	968,000
9,700	The Home Depot, Inc.	1,487,980
3,800	O’Reilly
	Automotive, Inc.*	831,212
15,100	The TJX
	Companies, Inc.	1,089,767
		4,376,959

Semiconductors & Semiconductor
Equipment: 2.9%
18,600	Analog Devices, Inc.	1,447,080

Software & Services: 23.9%
10,800	Accenture PLC	1,335,744
12,200	Adobe Systems, Inc.*	1,725,568
775	Alphabet, Inc. - Class A*	720,502
777	Alphabet, Inc. - Class C*	706,084
9,400	Check Point Software
	Technologies Ltd.*	1,025,352
15,300	Electronic Arts, Inc.*	1,617,516
10,300	Facebook, Inc.*	1,555,094
28,500	PayPal Holdings, Inc.*	1,529,595
17,000	Visa, Inc.	1,594,260
		11,809,715

Technology Hardware
& Equipment: 3.8%
13,000	Apple, Inc.	1,872,260

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Shares	Value

Transportation: 2.9%
17,500	Canadian National
Railway Co.	$1,418,375

TOTAL COMMON STOCKS
(Cost $34,466,420)	48,828,105

SHORT-TERM INVESTMENTS: 1.4%

Money Market Funds: 1.4%
676,767	Invesco Short-Term
Treasury Portfolio -
Institutional Class,
0.850%(1)	676,767

TOTAL SHORT-TERM
INVESTMENTS
(Cost $676,767)	676,767

TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $35,143,187)	49,504,872
Liabilities in Excess
of Other Assets: (0.1)%	(25,919)
TOTAL NET
ASSETS: 100.0%	$49,478,953

REIT – Real Estate Investment Trust
*	Non-income producing security
(1)	Seven-day yield as of June 30, 2017

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS: 93.1%

Automobiles & Components: 2.5%
260,000	Dorman
	Products, Inc.*	$21,520,200

Banks: 2.4%
145,000	Signature Bank*	20,811,850

Capital Goods: 14.9%
115,000	Acuity Brands, Inc.	23,377,200
115,000	Lennox
	International, Inc.	21,118,600
550,000	Masco Corp.	21,015,500
155,000	The Middleby Corp.*	18,834,050
130,000	Snap-on, Inc.	20,540,000
170,000	WABCO
	Holdings, Inc.*	21,676,700
		126,562,050

Commercial &
Professional Services: 4.9%
170,000	Cintas Corp.	21,426,800
150,000	Equifax, Inc.	20,613,000
		42,039,800

Consumer Durables
& Apparel: 6.3%
240,000	Carter’s, Inc.	21,348,000
190,000	Hasbro, Inc.	21,186,900
96,899	PVH Corp.	11,094,936
		53,629,836

Consumer Services: 2.4%
400,000	Texas Roadhouse, Inc.	20,380,000

Diversified Financials: 5.0%
125,000	FactSet Research
	Systems, Inc.	20,772,500
275,000	Raymond James
	Financial, Inc.	22,060,500
		42,833,000

Energy: 1.9%
160,000	Core Laboratories N.V.	16,203,200

Health Care Equipment
& Services: 7.5%
90,000	The Cooper
	Companies, Inc.	21,547,800
115,000	Henry Schein, Inc.*	21,047,300
275,000	ResMed, Inc.	21,414,250
		64,009,350

Household & Personal
Products: 2.4%
400,000	Church &
	Dwight Co., Inc.	20,752,000

Materials: 5.0%
240,000	Avery Dennison Corp.	21,208,800
155,000	International Flavors
	& Fragrances, Inc.	20,925,000
		42,133,800

Media: 2.4%
300,000	Scripps Networks
	Interactive, Inc. -
	Class A	20,493,000

Pharmaceuticals, Biotechnology
& Life Sciences: 5.2%
370,000	Cambrex Corp.*	22,107,500
37,500	Mettler-Toledo
	International, Inc.*	22,070,250
		44,177,750

Real Estate: 2.4%
240,000	Camden Property
	Trust - REIT	20,522,400

Retailing: 3.8%
240,000	Foot Locker, Inc.	11,827,200
175,000	Pool Corp.	20,574,750
		32,401,950

Semiconductors & Semiconductor
Equipment: 2.4%
210,000	Monolithic Power
	Systems, Inc.	20,244,000

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Shares		Value

Software & Services: 8.8%
750,000	Genpact Ltd.	$20,872,500
195,000	Jack Henry &
	Associates, Inc.	20,254,650
325,000	Manhattan
	Associates, Inc.*	15,619,500
250,000	Synopsys, Inc.*	18,232,500
		74,979,150
Technology Hardware
& Equipment: 10.4%
250,000	Cognex Corp.	21,225,000
160,000	F5 Networks, Inc.*	20,329,600
550,000	Fabrinet*	23,463,000
160,000	IPG Photonics Corp.*	23,216,000
		88,233,600
Transportation: 2.5%
230,000	J.B. Hunt Transport
	Services, Inc.	21,017,400
TOTAL COMMON STOCKS
(Cost $658,502,902)		792,944,336

SHORT-TERM INVESTMENTS: 4.4%

Money Market Funds: 4.4%
36,952,709	Invesco Short-Term
	Treasury Portfolio -
	Institutional Class,
	0.850%(1)	36,952,709

TOTAL SHORT-TERM
INVESTMENTS
(Cost $36,952,709)		36,952,709

TOTAL INVESTMENTS
IN SECURITIES: 97.5%
(Cost $695,455,611)		829,897,045
Other Assets in Excess
of Liabilities: 2.5%		21,660,560
TOTAL NET
ASSETS: 100.0%		$851,557,605

REIT – Real Estate Investment Trust
*	Non-income producing security
(1)	Seven-day yield as of June 30, 2017

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS: 96.0%

Automobiles & Components: 3.9%
32,800	Volkswagen AG - ADR	$1,020,900

Banks: 4.0%
58,900	People’s United
	Financial, Inc.	1,040,174

Capital Goods: 15.4%
65,500	Builders
	FirstSource, Inc.*	1,003,460
10,000	Carlisle Companies, Inc.	954,000
10,300	Orbital ATK, Inc.	1,013,108
8,950	United Rentals, Inc.*	1,008,755
		3,979,323

Consumer Durables
& Apparel: 4.1%
20,000	Newell Brands, Inc.	1,072,400

Consumer Services: 8.0%
11,800	Darden Restaurants, Inc.	1,067,192
16,600	Six Flags
	Entertainment Corp.	989,526
		2,056,718

Energy: 3.3%
15,850	Baker Hughes, Inc.	863,983

Health Care Equipment
& Services: 8.5%
8,000	ABIOMED, Inc.*	1,146,400
5,000	Teleflex, Inc.	1,038,800
		2,185,200

Media: 3.8%
47,900	Regal Entertainment
	Group	980,034

Pharmaceuticals, Biotechnology
& Life Sciences: 4.3%
18,000	Zoetis, Inc.	1,122,840

Real Estate: 8.8%
8,500	American Tower
	Corp. - REIT	1,124,720
2,650	Equinix, Inc. - REIT	1,137,274
		2,261,994

Semiconductors & Semiconductor
Equipment: 8.9%
4,300	Broadcom Ltd.	1,002,115
9,000	NVIDIA Corp.	1,301,040
		2,303,155

Software & Services: 11.6%
26,700	Booz Allen Hamilton
	Holding Corp.	868,818
18,900	CyberArk Software Ltd.*	944,055
26,000	InterXion Holding N.V.*	1,190,280
		3,003,153

Technology Hardware &
Equipment: 3.8%
24,000	NCR Corp.*	980,160

Telecommunication Services: 3.6%
29,800	Zayo Group
	Holdings, Inc.*	920,820

Transportation: 4.0%
6,400	Canadian Pacific
	Railway Ltd.	1,029,184

TOTAL COMMON STOCKS
(Cost $20,064,803)		24,820,038

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Shares	Value

SHORT-TERM INVESTMENTS: 3.9%

Money Market Funds: 3.9%
1,017,684	Invesco Short-Term
Treasury Portfolio -
Institutional Class,
0.850%(1)	$1,017,684

TOTAL SHORT-TERM
INVESTMENTS
(Cost $1,017,684)	1,017,684

TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $21,082,487)	25,837,722

Other Assets in
Excess of Liabilities: 0.1%	27,676
TOTAL NET
ASSETS: 100.0%	$25,865,398

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
*	Non-income producing security
(1)	Seven-day yield as of June 30, 2017

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2017 (Unaudited)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund

ASSETS:
Investments in securities, at value
(Cost $35,143,187, $695,455,611, and
$21,082,487, respectively)	$49,504,872	$829,897,045	$25,837,722
Receivables:
Fund shares sold	20,177	28,388,752	47,140
Dividends and interest	24,704	463,750	12,050
Investments sold	—	11,284,570	—
Prepaid expenses	23,977	31,629	14,902
Total assets	49,573,730	870,065,746	25,911,814

LIABILITIES:
Payables:
Investment securities purchased	—	15,597,964	—
Fund shares redeemed	24,645	2,240,297	835
Investment advisory fees, net	19,277	399,751	3,681
Audit fees	11,787	11,786	11,787
Transfer agent fees	9,515	39,517	8,833
Distribution fees	8,753	38,507	4,877
Administration fees	7,393	92,371	3,979
Fund accounting fees	5,832	25,841	5,957
Trustee fees	2,981	5,269	2,863
Chief Compliance Officer fees	1,463	1,464	1,463
Custody fees	925	11,838	856
Due to custodian	834	—	—
Other accrued expenses	1,372	43,536	1,285
Total liabilities	94,777	18,508,141	46,416
NET ASSETS	$49,478,953	$851,557,605	$25,865,398

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2017 (Unaudited) (Continued)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund

COMPONENTS OF NET ASSETS:
Paid-in capital	$34,384,824	$713,846,858	$20,463,230
Undistributed (accumulated) net
investment income (loss)	175,427	(567,390)	106,527
Undistributed net realized gain on investments	557,017	3,836,703	540,371
Net unrealized appreciation on investments	14,361,685	134,441,434	4,755,235
Net unrealized appreciation on translation of
other assets and liabilities in foreign currency	—	—	35
Net assets	$49,478,953	$851,557,605	$25,865,398
Retail Class:
Net assets	$4,037,061	$43,963,434	$8,133,842
Shares issued and outstanding (unlimited number
of shares authorized without par value)	163,191	2,479,291	482,164
Net asset value, and redemption price per share	$24.74	$17.73	$16.87
Institutional Class:
Net assets	$45,441,892	$807,594,171	$17,731,556
Shares issued and outstanding (unlimited number
of shares authorized without par value)	1,835,970	45,227,842	1,045,261
Net asset value, and redemption price per share	$24.75	$17.86	$16.96

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2017 (Unaudited)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund

INVESTMENT INCOME
Dividends (net of foreign withholding tax
of $1,613, $23,100, and $2,927, respectively)	$379,179	$2,079,594	$176,329
Interest	2,470	97,222	2,645
Total investment income	381,649	2,176,816	178,974

EXPENSES
Investment advisory fees	119,974	2,112,953	72,725
Transfer agent fees	25,160	133,678	25,242
Administration fees	22,867	288,528	11,495
Fund accounting fees	18,315	79,674	18,218
Registration fees	16,537	59,044	17,329
Audit fees	11,785	11,786	11,785
Distribution fees - Retail Class	9,367	62,063	8,678
Trustee fees	6,148	11,332	5,929
Chief Compliance Officer fees	4,464	4,464	4,464
Legal fees	3,147	2,890	3,400
Miscellaneous expenses	2,604	6,056	2,323
Custody fees	2,381	34,682	2,422
Reports to shareholders	1,150	29,602	1,886
Insurance expense	1,109	1,981	1,076
Interest expense	63	—	—
Total expenses	245,071	2,838,733	186,972
Less: fees waived and expenses absorbed	(38,849)	(94,527)	(76,542)
Net expenses	206,222	2,744,206	110,430
Net investment income (loss)	175,427	(567,390)	68,544

REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	131,633	3,791,587	780,546
Change in net unrealized
appreciation/depreciation on investments	5,220,308	61,883,111	1,027,274
Change in net unrealized
appreciation/depreciation on translation of
other assets and liabilities in foreign currency	—	—	14
Net realized and unrealized gain on investments	5,351,941	65,674,698	1,807,834
Net increase in net assets
resulting from operations	$5,527,368	$65,107,308	$1,876,378

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2017	December 31,
	(Unaudited)	2016

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$175,427	$341,181
Net realized gain on investments	131,633	671,107
Change in net unrealized
appreciation/depreciation on investments	5,220,308	1,142,967
Net increase in net assets
resulting from operations	5,527,368	2,155,255

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	—	(52,596)
Institutional Class	—	(296,997)
From net realized gain on investments:
Retail Class	—	(37,906)
Institutional Class	—	(134,712)
Total distributions to shareholders	—	(522,211)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from
net change in outstanding shares - Retail Class(1)	(6,922,110)	(5,454,208)
Increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	4,512,973	5,089,319
Total decrease in net assets
from capital share transactions	(2,409,137)	(364,889)
Total increase in net assets	3,118,231	1,268,155

NET ASSETS
Beginning of period/year	46,360,722	45,092,567
End of period/year	$49,478,953	$46,360,722
Undistributed net investment income	$175,427	$—

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2017		Year Ended
	(Unaudited)		December 31, 2016
	Shares	Value	Shares	Value
Retail Class
Shares sold	7,475	$175,354	46,657	$967,020
Shares issued in
reinvestment of distributions	—	—	1,636	36,548
Shares redeemed(2)	(302,590)	(7,097,464)	(299,887)	(6,457,776)
Net decrease	(295,115)	$(6,922,110)	(251,594)	$(5,454,208)

(2)	Net of redemption fees of $— and $271, respectively. Effective April 30, 2016, the 1% redemption fee was eliminated.

	Six Months Ended
	June 30, 2017		Year Ended
	(Unaudited)		December 31, 2016
	Shares	Value	Shares	Value
Institutional Class
Shares sold	412,030	$9,703,087	629,829	$13,446,703
Shares issued in
reinvestment of distributions	—	—	14,611	326,265
Shares redeemed	(219,533)	(5,190,114)	(407,511)	(8,683,649)
Net increase	192,497	$4,512,973	236,929	$5,089,319

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2017	December 31,
	(Unaudited)	2016

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(567,390)	$990,189
Net realized gain on investments	3,791,587	3,610,690
Change in net unrealized
appreciation/depreciation on investments	61,883,111	52,123,786
Net increase in net assets
resulting from operations	65,107,308	56,724,665

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	—	(5,607)
Institutional Class	—	(997,481)
From net realized gain on investments:
Retail Class	—	(445,693)
Institutional Class	—	(5,030,213)
Total distributions to shareholders	—	(6,478,994)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from
net change in outstanding shares - Retail Class(1)	(8,431,827)	25,972,338
Increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	190,543,025	237,279,898
Total increase in net assets
from capital share transactions	182,111,198	263,252,236
Total increase in net assets	247,218,506	313,497,907

NET ASSETS
Beginning of period/year	604,339,099	290,841,192
End of period/year	$851,557,605	$604,339,099
Accumulated net investment loss	$(567,390)	$—

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2017		Year Ended
	(Unaudited)		December 31, 2016
	Shares	Value	Shares	Value
Retail Class
Shares sold	718,434	$12,220,100	2,164,791	$33,224,753
Shares issued in
reinvestment of distributions	—	—	22,775	371,921
Shares redeemed(2)	(1,204,889)	(20,651,927)	(490,691)	(7,624,336)
Net increase (decrease)	(486,455)	$(8,431,827)	1,696,875	$25,972,338

(2)	Net of redemption fees of $— and $946, respectively. Effective April 30, 2016, the 1% redemption fee was eliminated.

	Six Months Ended
	June 30, 2017		Year Ended
	(Unaudited)		December 31, 2016
	Shares	Value	Shares	Value
Institutional Class
Shares sold	14,248,083	$246,144,912	21,310,515	$326,400,822
Shares issued in
reinvestment of distributions	—	—	212,607	3,491,008
Shares redeemed(3)	(3,232,980)	(55,601,887)	(6,111,162)	(92,611,932)
Net increase	11,015,103	$190,543,025	15,411,960	$237,279,898

(3)	Net of redemption fees of $— and $6,606, respectively. Effective April 30, 2016, the 1% redemption fee was eliminated.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2017	December 31,
	(Unaudited)	2016

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$68,544	$53,020
Net realized gain (loss) on investments	780,546	(116,540)
Net increase from payments by affiliates on the
disposal of investments in violation of restrictions	—	163,910
Change in net unrealized
appreciation/depreciation on investments	1,027,274	2,630,201
Change in net unrealized
appreciation/depreciation on translation of
other assets and liabilities in foreign currency	14	13
Net increase in net assets
resulting from operations	1,876,378	2,730,604

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	—	(8,319)
Institutional Class	—	(45,847)
Total distributions to shareholders	—	(54,166)

CAPITAL SHARE TRANSACTIONS
Increase in net assets derived from
net change in outstanding shares - Retail Class(1)	1,437,564	827,031
Decrease in net assets derived from
net change in outstanding shares - Institutional Class(1)	(677,500)	(4,506,010)
Total increase (decrease) in net assets
from capital share transactions	760,064	(3,678,979)
Total increase (decrease) in net assets	2,636,442	(1,002,541)

NET ASSETS
Beginning of period/year	23,228,956	24,231,497
End of period/year	$25,865,398	$23,228,956
Undistributed net investment income	$106,527	$37,983

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2017		Year Ended
	(Unaudited)		December 31, 2016
	Shares	Value	Shares	Value
Retail Class
Shares sold	130,515	$2,162,257	183,259	$2,571,118
Shares issued in
reinvestment of distributions	—	—	451	7,054
Shares redeemed(2)	(44,180)	(724,693)	(126,843)	(1,751,141)
Net increase	86,335	$1,437,564	56,867	$827,031

(2)	Net of redemption fees of $- and $135, respectively. Effective April 30, 2016, the 1% redemption fee was eliminated.

	Six Months Ended
	June 30, 2017		Year Ended
	(Unaudited)		December 31, 2016
	Shares	Value	Shares	Value
Institutional Class
Shares sold	75,061	$1,232,829	330,601	$4,411,802
Shares issued in
reinvestment of distributions	—	—	2,112	33,201
Shares redeemed(3)	(116,559)	(1,910,329)	(656,340)	(8,951,013)
Net decrease	(41,498)	$(677,500)	(323,627)	$(4,506,010)

(3)	Net of redemption fees of $- and $70, respectively. Effective April 30, 2016, the 1% redemption fee was eliminated.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended
	June 30,
	2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value,
beginning of period/year	$22.07		$21.31	$21.57	$21.10	$16.66	$14.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.05		0.12	0.10	0.03	0.06	0.08
Net realized and unrealized
gain on investments	2.62		0.84	0.29	1.88	4.74	1.69
Total from
investment operations	2.67		0.96	0.39	1.91	4.80	1.77

LESS DISTRIBUTIONS:
From net investment income	—		(0.12)	(0.08)	(0.03)	(0.04)	(0.08)
From net realized gain	—		(0.08)	(0.57)	(1.41)	(0.32)	—
Total distributions	—		(0.20)	(0.65)	(1.44)	(0.36)	(0.08)
Paid-in capital from
redemption fees	—		0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value,
end of period/year	$24.74		$22.07	$21.31	$21.57	$21.10	$16.66
Total Return	12.10	%^	4.48%	1.79%	8.98%	28.84%	11.81%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$4.0		$10.1	$15.1	$17.3	$19.7	$18.1
Portfolio turnover rate	11	%^	33%	31%	36%	51%	52%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	1.23	%+	1.32%	1.33%	1.42%	1.70%	1.97%
After fees waived and
expenses absorbed	1.04	%+(3)	1.00%	1.00%	1.00%	1.00%	1.00%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	0.25	%+	0.24%	0.10%	(0.27)%	(0.38)%	(0.46)%
After fees waived and
expenses absorbed	0.44	%+	0.56%	0.43%	0.15%	0.32%	0.51%

(1)	Calculated based on the average number of shares outstanding during the periods
(2)	Does not round to $0.01
(3)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.20% of the Retail Class’ daily net assets.  The prior contractual limit was 1.00%.

^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended
	June 30,
	2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value,
beginning of period/year	$22.06		$21.31	$21.57	$21.10	$16.64	$14.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.09		0.18	0.15	0.09	0.11	0.01
Net realized and unrealized
gain on investments	2.60		0.83	0.30	1.88	4.76	1.78
Total from
investment operations	2.69		1.01	0.45	1.97	4.87	1.79

LESS DISTRIBUTIONS:
From net investment income	—		(0.18)	(0.14)	(0.09)	(0.09)	(0.12)
From net realized gain	—		(0.08)	(0.57)	(1.41)	(0.32)	—
Total distributions	—		(0.26)	(0.71)	(1.50)	(0.41)	(0.12)
Paid-in capital from
redemption fees	—		—	0.00 (2)	—	0.00 (2)	—
Net asset value,
end of period/year	$24.75		$22.06	$21.31	$21.57	$21.10	$16.64
Total Return	12.19	%^	4.75%	2.05%	9.27%	29.27%	11.94%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$45.4		$36.2	$30.0	$21.6	$14.8	$0.7
Portfolio turnover rate	11	%^	33%	31%	36%	51%	52%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	0.98	%+	1.07%	1.08%	1.17%	1.45%	1.72%
After fees waived and
expenses absorbed	0.83	%+(3)	0.75%	0.75%	0.75%	0.75%	0.75%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	0.63	%+	0.50%	0.36%	0.01%	(0.10)%	(0.93)%
After fees waived and
expenses absorbed	0.78	%+	0.82%	0.69%	0.43%	0.60%	0.04%

(1)	Calculated based on the average number of shares outstanding during the periods
(2)	Does not round to $0.01
(3)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class shares’ annual ratio of expenses to 0.95% of the Institutional Class’ daily net assets.  The prior limit was 0.75%.

^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended								Period
	June 30,								Ended
	2017		Year Ended December 31,						December 31,
	(Unaudited)		2016		2015		2014	2013	2012*
Net asset value,
beginning of period/year	$16.17		$14.43		$14.55		$13.58	$10.16	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)(1)	(0.03)		0.00	(2)	(0.02)		(0.01)	(0.02)	0.03
Net realized and unrealized
gain (loss) on investments	1.59		1.89		(0.00	)(2)	1.53	3.63	0.13
Total from
investment operations	1.56		1.89		(0.02)		1.52	3.61	0.16

LESS DISTRIBUTIONS:
From net investment income	—		(0.00	)(2)	—		—	—	—
From net realized gain	—		(0.15)		(0.10)		(0.56)	(0.21)	—
Total distributions	—		(0.15)		(0.10)		(0.56)	(0.21)	—
Paid-in capital from
redemption fees	—		0.00	(2)	0.00	(2)	0.01	0.02	—
Net asset value,
end of period/year	$17.73		$16.17		$14.43		$14.55	$13.58	$10.16
Total Return	9.65	%^	13.11%		(0.15)%		11.22%	35.72%	1.60	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$44.0		$48.0		$18.3		$13.0	$3.7	$0.4
Portfolio turnover rate	13	%^	18%		24%		35%	31%	0	%^‡

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	1.04	%+	1.08%		1.12%		1.15%	1.42%	3.83	%+
After fees waived and
expenses absorbed	1.01	%+(3)	1.00%		1.00%		1.00%	1.00%	1.00	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	(0.44	)%+	(0.07)%		(0.25)%		(0.22)%	(0.62)%	(0.95	)%+
After fees waived and
expenses absorbed	(0.41	)%+	0.01%		(0.13)%		(0.07)%	(0.20)%	1.88	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the periods
(2)	Does not round to $0.01 or $(0.01), as applicable.
(3)	Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.10% of the Retail Class’ daily net assets. The prior limit was 1.00%.
^	Not annualized
+	Annualized
‡	Does not round to 1%

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended								Period
	June 30,								Ended
	2017		Year Ended December 31,						December 31,
	(Unaudited)		2016	2015		2014	2013		2012*
Net asset value,
beginning of period/year	$16.26		$14.50	$14.60		$13.61	$10.17		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)(1)	(0.01)		0.04	0.02		0.02	0.00	(2)	(0.00	)(2)
Net realized and unrealized
gain (loss) on investments	1.61		1.90	(0.00	)(2)	1.55	3.65		0.17
Total from
investment operations	1.60		1.94	0.02		1.57	3.65		0.17

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	(0.02)		(0.02)	—		—
From net realized gain	—		(0.15)	(0.10)		(0.56)	(0.21)		—
Total distributions	—		(0.18)	(0.12)		(0.58)	(0.21)		—
Paid-in capital from
redemption fees	—		0.00 (2)	0.00	(2)	0.00 (2)	0.00	(2)	0.00	(2)
Net asset value,
end of period/year	$17.86		$16.26	$14.50		$14.60	$13.61		$10.17
Total Return	9.84	%^	13.38%	0.10%		11.49%	35.88%		1.70	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$807.6		$556.4	$272.5		$190.5	$58.2		$30.4
Portfolio turnover rate	13	%^	18%	24%		35%	31%		0	%^‡

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	0.79	%+	0.83%	0.87%		0.90%	1.17%		3.58	%+
After fees waived and
expenses absorbed	0.76	%+(3)	0.75%	0.75%		0.75%	0.75%		0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	(0.17	)%+	0.16%	0.00	%(4)	0.02%	(0.42)%		(3.12	)%+
After fees waived and
expenses absorbed	(0.14	)%+	0.24%	0.12%		0.17%	0.00	%(4)	(0.29	)%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the periods
(2)	Does not round to $0.01 or $(0.01), as applicable.
(3)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class shares’ annual ratio of expenses to 0.85% of the Institutional Class’ daily net assets.  The prior limit was 0.75%.

(4)	Does not round to 0.01%
^	Not annualized
+	Annualized
‡	Does not round to 1%

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended								Period
	June 30,								Ended
	2017		Year Ended December 31,						December 31,
	(Unaudited)		2016		2015	2014		2013	2012*
Net asset value,
beginning of period/year	$15.62		$13.82		$14.66	$12.95		$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.03		0.01		0.16	0.03		0.03	0.03
Net realized and unrealized
gain (loss) on investments	1.22		1.72		(0.87)	1.74		2.84	0.29
Total from
investment operations	1.25		1.73		(0.71)	1.77		2.87	0.32

LESS DISTRIBUTIONS:
From net investment income	—		(0.02)		(0.12)	(0.00	)(2)	(0.02)	(0.03)
From net realized gain	—		—		(0.01)	(0.06)		(0.19)	—
Total distributions	—		(0.02)		(0.13)	(0.06)		(0.21)	(0.03)
Paid-in capital from
redemption fees	—		0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)	—
Reimbursement by Advisor	—		0.09		—	—		—	—
Net asset value,
end of period/year	$16.87		$15.62		$13.82	$14.66		$12.95	$10.29
Total Return	8.00	%^	13.18	%(4)	(4.84)%	13.67%		27.89%	3.15	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$8.1		$6.2		$4.7	$3.0		$2.1	$0.4
Portfolio turnover rate	20	%^	68%		37%	31%		41%	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	1.72	%+	1.91%		1.89%	3.01%		5.20%	21.16	%+
After fees waived and
expenses absorbed	1.09	%+(5)	1.00%		1.00%	1.00%		1.00%	1.00	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	(0.23	)+	(0.85)%		0.17%	(1.81)%		(3.95)%	(18.68	)%+
After fees waived and
expenses absorbed	0.40	%+	0.06%		1.06%	0.20%		0.25%	1.48	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the periods
(2)	Does not round to $(0.01)
(3)	Does not round to $0.01
(4)	Net increase from payments by affiliates on the disposal of investments in violation of restrictions contributed 0.65% to this return.
(5)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.25% of the Retail Class’ daily net assets.  The prior contractual limit was 1.00%.

^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended							Period
	June 30,							Ended
	2017		Year Ended December 31,					December 31,
	(Unaudited)		2016		2015	2014	2013	2012*
Net asset value,
beginning of period/year	$15.69		$13.86		$14.70	$12.98	$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.05		0.04		0.17	0.07	0.06	0.03
Net realized and unrealized
gain (loss) on investments	1.22		1.74		(0.86)	1.74	2.86	0.29
Total from
investment operations	1.27		1.78		(0.69)	1.81	2.92	0.32

LESS DISTRIBUTIONS:
From net investment income	—		(0.04)		(0.14)	(0.03)	(0.04)	(0.03)
From net realized gain	—		—		(0.01)	(0.06)	(0.19)	—
Total distributions	—		(0.04)		(0.15)	(0.09)	(0.23)	(0.03)
Paid-in capital from
redemption fees	—		0.00	(2)	—	0.00 (2)	—	—
Reimbursement by Advisor	—		0.09		—	—	—	—
Net asset value,
end of period/year	$16.96		$15.69		$13.86	$14.70	$12.98	$10.29
Total Return	8.09	%^	13.51	%(3)	(4.67)%	13.95%	28.38%	3.18	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$17.7		$17.0		$19.5	$13.1	$6.3	$1.3
Portfolio turnover rate	20	%^	68%		37%	31%	41%	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	1.47	%+	1.66%		1.62%	2.72%	4.95%	20.91	%+
After fees waived and
expenses absorbed	0.84	%+(5)	0.75%		0.75%	0.75%	0.75%	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	(0.00	)%+(4)	(0.62)%		0.29%	(1.47)%	(3.70)%	(18.63	)%+
After fees waived and
expenses absorbed	0.63	%+	0.29%		1.16%	0.50%	0.50%	1.53	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the periods
(2)	Does not round to $0.01
(3)	Net increase from payments by affiliates on the disposal of investments in violation of restrictions contributed 0.65% to this return.
(4)	Does not round to (0.01)%
(5)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class shares’ annual ratio of expenses to 1.00% of the Institutional Class’ daily net assets.  The prior contractual limit was 0.75%.

^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on March 31, 2009, October 31, 2012, and October 31, 2012, respectively.

The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Each Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REIT’s, BDC’s, and MLP’s, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2017. See the Schedules of Investments for industry breakouts.

Congress Large Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$48,828,105	$—	$—	$48,828,105
Short-Term Investments	676,767	—	—	676,767
Total Investments in Securities	$49,504,872	$—	$—	$49,504,872
Congress Mid Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$792,944,336	$—	$—	$792,944,336
Short-Term Investments	36,952,709	—	—	36,952,709
Total Investments in Securities	$829,897,045	$—	$—	$829,897,045
Congress All Cap Opportunity Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$24,820,038	$—	$—	$24,820,038
Short-Term Investments	1,017,684	—	—	1,017,684
Total Investments in Securities	$25,837,722	$—	$—	$25,837,722

It is the Funds’ policy to recognize transfers between levels at the end of each Fund’s reporting period. There were no transfers made into or out of Level 1, 2, or 3 during the six months ended June 30, 2017.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

At December 31, 2016, the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress All Cap Opportunity Fund did not defer any post October losses.

At December 31, 2016, the Congress Large Cap Growth Fund and Congress Mid Cap Growth Fund did not have any capital loss carry-forwards. The Congress All Cap Opportunity Fund had $220,414 in short-term capital loss carry-forwards available for federal income tax purposes which do not expire and retain their original character.

As of June 30, 2017, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of June 30, 2017, the Funds are not aware of any tax positions for which it

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The offering and redemption price is equal to the Funds’ net asset value per share.  The Funds charged a 1.00% redemption fee on shares held less than 90 days, however, effective April 30, 2016, the 1.00% redemption fee was eliminated.  This fee was deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds retained the fee charged as paid-in capital and such fees became part of the Funds’ daily NAV calculation.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events.  Pursuant to prior Board of Trustees approval, and the approval of the shareholders of the Century Shares Trust and Century Small Cap Select Fund as of a meeting held August 25, 2017, as of September 15, 2017, the Century Shares Trust and Century Small Cap Select Fund will reorganize into the Congress Large Cap Growth Fund and the newly created Congress Small Cap Growth Fund, respectively.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For the Congress Large Cap Growth Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. For the Congress Mid Cap Growth Fund and the Congress All Cap Opportunity Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Funds.  The advisory fees incurred during the six months ended June 30, 2017, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit each Fund’s expenses ratio as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

		Prior to	Effective
		April 30,	April 30,
	Class	2017	2017
Congress Large Cap Growth Fund	Retail	1.00%	1.20%
Congress Large Cap Growth Fund	Institutional	0.75%	0.95%
Congress Mid Cap Growth Fund	Retail	1.00%	1.10%
Congress Mid Cap Growth Fund	Institutional	0.75%	0.85%
Congress All Cap Opportunity Fund	Retail	1.00%	1.25%
Congress All Cap Opportunity Fund	Institutional	0.75%	1.00%

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

The contract’s term is indefinite and may be terminated only by the Board of Trustees. The amounts of expenses reimbursed during the six months ended June 30, 2017, are disclosed in the Statements of Operations.

At June 30, 2017, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress All Cap Opportunity Fund that may be reimbursed were $483,606, $1,000,467, and $691,189, respectively. The Advisor may recapture a portion of the above amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur prior to the end of the third year after the reimbursement was paid.

Congress Large Cap Growth Fund:

Expiration	Amount
December 31, 2017	$156,255
December 31, 2018	141,080
December 31, 2019	147,422
June 30, 2020	38,849
$483,606
Congress Mid Cap Growth Fund:

Expiration	Amount
December 31, 2017	$220,971
December 31, 2018	318,249
December 31, 2019	366,720
June 30, 2020	94,527
$1,000,467
Congress All Cap Opportunity Fund:

Expiration	Amount
December 31, 2017	$212,943
December 31, 2018	197,813
December 31, 2019	203,891
June 30, 2020	76,542
$691,189

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

  exceed the lesser expense cap in place at the time of waiver or reimbursement.  Any such reimbursement is also contingent upon the Board of Trustees’ review.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, USBFS maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Funds to USBFS for these services for the six months ended June 30, 2017, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank NA serves as custodian (the “Custodian”) to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class shares of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the six months ended June 30, 2017, are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the six months ended June 30, 2017, were as follows:

Fund	Purchases	Sales
Congress Large Cap Growth Fund	$5,106,131	$6,955,326
Congress Mid Cap Growth Fund	241,295,177	87,597,834
Congress All Cap Opportunity Fund	5,198,785	4,615,092

There were no purchases or sales of long-term U.S. Government securities for the six months ended June 30, 2017.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2017, and the year ended December 31, 2016, were as follows:

Congress Large Cap Growth Fund:
	2017	2016
Distributions paid from:
Ordinary income	$—	$341,957
Long-term capital gain	—	180,254
	$—	$522,211
Congress Mid Cap Growth Fund:
	2017	2016
Distributions paid from:
Ordinary income	$—	$960,661
Long-term capital gain	—	5,518,333
	$—	$6,478,994
Congress All Cap Opportunity Fund:
	2017	2016
Distributions paid from:
Ordinary income	$—	$54,166
Long-term capital gain	—	—
	$—	$54,166

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

The components of accumulated earnings (losses) on a tax basis at December 31, 2016, were as follows*:

	Congress	Congress	Congress
	Large Cap	Mid Cap	All Cap
	Growth	Growth	Opportunity
	Fund	Fund	Fund
Cost of Investments*	$37,049,194	$526,335,583	$19,532,219
Gross tax unrealized
appreciation	9,896,743	89,258,846	4,196,382
Gross tax unrealized
depreciation	(755,366)	(16,658,408)	(488,182)
Net unrealized appreciation	$9,141,377	$72,600,438	$3,708,200
Undistributed
ordinary income	—	—	37,983
Undistributed long-term
capital gain	425,384	3,001	—
Total distributable earnings	425,384	3,001	37,983
Other accumulated
gains/(losses)	—	—	(220,393)
Total accumulated gains	$9,566,761	$72,603,439	$3,525,790

*	The difference between book and tax basis unrealized appreciation was primarily attributable to wash sale and transfer-in-kind adjustments.

NOTE 6 – CREDIT FACILITY

U.S. Bank NA has made available to the Funds credit facilities to be used for temporary or extraordinary purposes related to Fund redemptions.  Credit facility activity for the six months ended June 30, 2017, was as follows:

	Large Cap	Mid Cap	All Cap
Maximum Available Credit	$2,000,000	$30,000,000	$3,000,000
Largest Amount Outstanding
on an Individual Day	457,000	—	—
Average Daily Loan Outstanding	3,193	—	—
Interest Expense	63	—	—
Loan Outstanding as
of June 30, 2017	—	—	—
Average Interest Rate	3.83%	—	—

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended June 30, 2017 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund (the “Funds”), you incur  ongoing costs, including investment advisory fees, distribution and/or service fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/17 – 6/30/17).

Actual Expenses
The first line of the following tables provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer a $15.00 fee is currently charged by the Funds’ transfer agent. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the examples. The examples include, but are not limited to, investment advisory fees, fund accounting fees, custody fees, and transfer agent fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in the examples, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended June 30, 2017 (Unaudited) (Continued)

Congress Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/17	6/30/17	1/1/17 – 6/30/17
Retail Class Actual	$1,000.00	$1,121.00	$5.47(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.64	$5.21(1)

Institutional Class Actual	$1,000.00	$1,121.90	$4.37(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.68	$4.16(2)

(1)
Expenses are equal to the Class’ annualized expense ratio for the most recent six-month period of 1.04% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

(2)
Expenses are equal to the Class’ annualized expense ratio for the most recent six-month period of 0.83% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Congress Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/17	6/30/17	1/1/17 – 6/30/17
Retail Class Actual	$1,000.00	$1,096.50	$5.25(3)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.79	$5.06(3)

Institutional Class Actual	$1,000.00	$1,098.40	$3.95(4)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.03	$3.81(4)

(3)
Expenses are equal to the Class’ annualized expense ratio for the most recent six-month period of 1.01% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

(4)
Expenses are equal to the Class’ annualized expense ratio for the most recent six-month period of 0.76% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended June 30, 2017 (Unaudited) (Continued)

Congress All Cap Opportunity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/17	6/30/17	1/1/17 – 6/30/17
Retail Class Actual	$1,000.00	$1,080.00	$5.62(5)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.39	$5.46(5)

Institutional Class Actual	$1,000.00	$1,080.90	$4.33(6)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.63	$4.21(6)

(5)
Expenses are equal to the Class’ annualized expense ratio for the most recent six-month period of 1.09% (reflecting fee waivers and expenses absorbed in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

(6)
Expenses are equal to the Class’ annualized expense ratio for the most recent six-month period of 0.84% (reflecting fee waivers and expenses absorbed in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

CONGRESS FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK NA
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, New York  10103

Congress Large Cap Growth Fund

Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund

Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress All Cap Opportunity Fund

Retail Class	Institutional Class
Symbol – CACOX	Symbol – IACOX
CUSIP – 74316J482	CUSIP – 74316J474

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
   Elaine E. Richards, President/Principal Executive Officer

Date 8/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
   Elaine E. Richards, President/Principal Executive Officer

Date 8/28/2017

By (Signature and Title)  /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date 8/28/2017

* Print the name and title of each signing officer under his or her signature.